Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Intangible assets subject to amortization:
Net carrying amount		¥ 996,655	¥ 995,627
Intangible assets not subject to amortization:
Net carrying amount, Other	[1]	25,198	15,492
Total intangible assets, Net carrying amount		1,021,853	1,011,119
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Net carrying amount, Other		16,346	7,268
Software [Member]
Intangible assets subject to amortization:
Net carrying amount		755,547	732,828
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount		40,543	45,297
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount		150,612	164,753
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount		44,494	47,020
Other [Member]
Intangible assets subject to amortization:
Net carrying amount		¥ 5,459	¥ 5,729

[1]	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥7,268 million and ¥16,346 million at March 31, 2018 and September 30, 2018, respectively.